Commitments and Contingency (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014
Schedule of minimum future rental payments under non-cancellable operating leases
2015		$ 192,983
2016	$ 326,903	163,064
2017	316,604	$ 31,215
2018	263,295
2019	$ 171,072
2020
Total	$ 1,077,874	$ 387,262